Investments Accounted for Using the Equity Method - Summary Financial Information on Principal Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total current assets	¥ 579,743	¥ 529,866
Total assets	1,727,882	1,629,240
Total non-current assets	1,148,139	1,099,374
Total liabilities	575,110	521,951
Total current liabilities	517,274	462,067
Total non-current liabilities	57,836	59,884
Total equity	1,152,772	1,107,289	¥ 1,055,809
Total equity attributable to equity shareholders	1,148,916	1,103,773
Interest in associates	160,732	154,004
Revenue	768,070	745,917	736,819
Profit before taxation	142,359	142,133	153,895
Profit attributable to ordinary equity shareholders	107,843	106,641	117,781
Other comprehensive (loss)/income attributable to ordinary equity shareholders	(1,575)	1,050	2,240
Total comprehensive income attributable to ordinary equity shareholders	106,565	107,841	120,191
SPD Bank [member]
Disclosure of associates [line items]
Total assets	7,950,218	7,005,929
Total liabilities	7,304,401	6,444,878
Total equity	645,817	561,051
Total equity attributable to equity shareholders	¥ 528,288	¥ 493,945
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 96,018	¥ 89,774
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,084	6,084
Interest in associates	102,102	95,858
Revenue	196,384	190,688	170,865
Profit before taxation	66,682	69,817	65,284
Profit attributable to ordinary equity shareholders	55,244	57,186	54,189
Other comprehensive (loss)/income attributable to ordinary equity shareholders	(3,291)	2,608	6,979
Total comprehensive income attributable to ordinary equity shareholders	51,953	59,794	61,168
Dividends received from associates	3,201	1,867	533
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Total current assets	43,204	40,995
Total non-current assets	294,176	297,072
Total current liabilities	106,635	128,364
Total non-current liabilities	44,499	27,142
Total equity	186,246	182,561
Total equity attributable to equity shareholders	¥ 186,245	¥ 182,559
Percentage of ownership of the Group	28.00%	28.00%
Total equity attributable to the Group	¥ 52,018	¥ 51,281
The impact of fair value adjustments at the time of acquisition, goodwill and others	0
Elimination of unrealized profits resulting from the transfer of Tower Assets	(2,228)	(2,543)
Interest in associates	49,790	48,738
Revenue	81,099	76,428	71,819
Profit before taxation	8,407	6,837	3,475
Profit attributable to ordinary equity shareholders	6,428	5,222	2,650
Total comprehensive income attributable to ordinary equity shareholders	6,428	5,222	2,650
Dividends received from associates	715	111
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Total current assets	14,978	11,430
Total non-current assets	9,858	8,671
Total current liabilities	10,392	6,866
Total non-current liabilities	1,472	1,500
Total equity	12,972	11,735
Total equity attributable to equity shareholders	¥ 12,668	¥ 11,418
Percentage of ownership of the Group	12.00%	13.00%
Total equity attributable to the Group	¥ 1,514	¥ 1,465
The impact of fair value adjustments at the time of acquisition, goodwill and others	776	810
Interest in associates	2,290	2,275
Revenue	13,025	10,079	7,917
Profit before taxation	1,457	995	659
Profit attributable to ordinary equity shareholders	1,364	819	542
Other comprehensive (loss)/income attributable to ordinary equity shareholders			1
Total comprehensive income attributable to ordinary equity shareholders	1,364	819	543
Dividends received from associates	27	27	18
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Total current assets	22,748	31,298
Total non-current assets	111,806	90,680
Total current liabilities	38,301	35,186
Total non-current liabilities	77,598	57,457
Total equity	18,655	29,335
Total equity attributable to equity shareholders	¥ 18,540	¥ 29,184
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 3,337	¥ 5,253
The impact of fair value adjustments at the time of acquisition, goodwill and others	1,855	1,834
Interest in associates	5,192	7,087
Revenue	30,485	31,423	33,214
Profit before taxation	208	1,727	2,662
Profit attributable to ordinary equity shareholders	231	1,256	1,444
Other comprehensive (loss)/income attributable to ordinary equity shareholders	(9)	(186)	(46)
Total comprehensive income attributable to ordinary equity shareholders	222	1,070	1,398
Dividends received from associates	¥ 114	¥ 117	¥ 39